Debt Profile (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017		$ 219.8
2018		0.2
2019		270.3
2021		286.1
Thereafter		767.0
Total long-term	[1]	1,323.6	$ 1,499.4
Total		$ 1,543.4
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	[2]	3.90%
2017	[2]	$ 105.0
2019	[2]	268.0
2021	[2]	275.0
Thereafter	[2]	767.0
Total long-term	[2]	1,310.0
Total	[2]	$ 1,415.0
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	[2]	3.00%
2017	[2]	$ 39.9
Total	[2]	$ 39.9
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate		1.50%
2017		$ 71.5
Total		$ 71.5
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate		0.60%
2017		$ 2.3
2018		0.2
2021		11.1
Total long-term		11.3
Total		13.6
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
2017		1.1
2019		2.3
Total long-term		2.3
Total		3.4
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2017	[2]	218.7
2018	[2]	0.2
2019	[2]	268.0
2021	[2]	286.1
Thereafter	[2]	767.0
Total long-term	[2]	1,321.3
Total	[2]	$ 1,540.0

[1]	Debt as reported in balance sheet.
[2]	Debt Related Derivatives (DRD), i.e. fair value adjustments to the carrying value of the underlying debt associated with hedging and a discounted fair value hedge.